Intangible assets (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in intangible assets and goodwill
Balance at the beginning	£ 4,208
Balance at the end	2,048	£ 4,208
Goodwill
Reconciliation of changes in intangible assets and goodwill
Balance at the beginning	1,473
Balance at the end		1,473
IT software
Reconciliation of changes in intangible assets and goodwill
Balance at the beginning	2,735
Balance at the end	2,048	2,735
Cost or valuation
Reconciliation of changes in intangible assets and goodwill
Balance at the beginning	4,953	2,388
Additions	571	2,565
Disposals	(135)
Impairment	(1,473)
Balance at the end	3,916	4,953
Cost or valuation | Goodwill
Reconciliation of changes in intangible assets and goodwill
Balance at the beginning	1,473	1,473
Impairment	(1,473)
Balance at the end		1,473
Cost or valuation | IT software
Reconciliation of changes in intangible assets and goodwill
Balance at the beginning	3,480	915
Additions	571	2,565
Disposals	(135)
Balance at the end	3,916	3,480
Amortisation
Reconciliation of changes in intangible assets and goodwill
Balance at the beginning	(745)	(358)
Amortisation charge	1,195	387
Disposals	72
Balance at the end	(1,868)	(745)
Amortisation | IT software
Reconciliation of changes in intangible assets and goodwill
Balance at the beginning	(745)	(358)
Amortisation charge	1,195	387
Disposals	72
Balance at the end	£ (1,868)	£ (745)